Assets and liabilities held for sale - Schedule of assets held for sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	R$ 27,243,683	R$ 16,903,542	R$ 14,658,481	R$ 13,301,716
Other current tax receivable	1,022,881	886,136
Investments in subsidiaries and associates	1,721,308	10,678,566
Property, plant and equipment	26,795,725	23,019,016
Intangible assets and goodwill	26,706,626	26,330,785
Other assets	993,667	629,426
Total	652,168	978,788
Non-current assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	48,231
Other current tax receivable	3,030
Property, plant and equipment	395,757
Intangible assets and goodwill	469,830
Impairment	(265,880)
Other assets	35
Properties held for sale	1,165
Total	652,168	R$ 978,788	R$ 2,138,165
Non-current assets held for sale [member] | Radar [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents
Other current tax receivable
Property, plant and equipment
Intangible assets and goodwill
Impairment
Other assets
Properties held for sale	1,165
Total	1,165
Non-current assets held for sale [member] | Compass [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents
Other current tax receivable
Property, plant and equipment
Intangible assets and goodwill	31,865
Impairment
Other assets
Properties held for sale
Total	31,865
Non-current assets held for sale [member] | TUP Porto São Luis S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Cash and cash equivalents	48,231
Other current tax receivable	3,030
Property, plant and equipment	395,757
Intangible assets and goodwill	437,965
Impairment	(265,880)
Other assets	35
Properties held for sale
Total	R$ 619,138